Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2015	2014	2013
Voyage Expenses
Bunkers	$7,522	$2,026	$(62)
Commissions charged by third parties	7,632	8,245	7,939
Commissions charged by a related party (Note 4(d))	43	-	-
Miscellaneous	331	394	242
Total	$15,528	$10,665	$8,119

Vessel Operating Expenses
Crew wages and related costs	$50,494	$50,442	$45,451
Insurance	6,778	6,723	6,438
Spares and consumable stores	16,913	17,106	14,825
Repairs and maintenance	9,094	8,379	5,548
Tonnage taxes (Note 15)	2,144	2,109	1,040
Environmental costs	1,727	1,314	2
Other operating expenses	1,122	850	3,907
Total	$88,272	$86,923	$77,211